Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0000013372
Registrant Name	NSTAR ELECTRIC CO
Registration File Number	333-286362-03
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES